GOING CONCERN	9 Months Ended
Sep. 30, 2011
GOING CONCERN [Abstract]
GOING CONCERN
NOTE 2 - GOING CONCERN

As reflected in the accompanying consolidated financial statements, the Company has an accumulated deficit of $9,926,387 at September 30, 2011, net losses of $143,516 and cash used in operations of $158,726 for the nine months ended September 30, 2011.  The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.

The attainment of sustainable profitability and positive cash flow from operations is dependent on certain future events. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Management may attempt to raise additional funds by way of borrowings or a public or private offering of its securities, which includes selling stock to Lincoln Park Capital LLC under terms disclosed in Note 17 "Subsequent Events" below.  While the Company believes in the viability of its strategy to improve sales volume and its ability to raise additional funds, there can be no assurances to that effect.

Since its inception in 1996, the Company was involved in the development and sales of advanced scientific technologies. Sales of primarily momentum wheels through the years were sporadic but have been strong in 2011 and 2010. The Company's limited financial resources have prevented the Company from aggressively advertising its products and services to achieve customer recognition. The ability of the Company to continue as a going concern is dependent on the Company's ability to further implement its business plan to generate increased revenues and to raise additional funds.

The Company seeks the acquisition, development, and commercialization of advanced technologies. The ultimate success of the Company in attaining sustainable profitability and positive cash flow from operations is dependent upon the successful development and commercialization of these advanced technologies including the THOR and ODIN systems together with obtaining sufficient capital or financing to support management plans. Management believes that the actions presently being taken to further implement its business plan and generate additional revenues are adequate to meet its needs.